Secured Term Loan Facilities and Revolving Credit Facilities - June 2026 Pre-Delivery Secured Term Loan (Details) $ in Thousands			6 Months Ended
	Jul. 17, 2026 USD ($) vessel	Jun. 18, 2026 USD ($) vessel	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
Proceeds from lines of credit			$ 118,221	$ 377,208
Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 164,600
Basis spread on variable rate (as a percent)		1.60%
Bullet payment		$ 164,600
Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan | Subsequent Event
Debt Instrument [Line Items]
Percentage of vessels to be built financed	80.00%
Proceeds from lines of credit	$ 57,600
Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan | Ethylene Vessel
Debt Instrument [Line Items]
Number of assets to be financed (in vessels) | vessel		2
Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan | Ethylene Vessel | Subsequent Event
Debt Instrument [Line Items]
Number of assets to be financed (in vessels) | vessel	2
Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan | BNP Paribas S.A. [Member]
Debt Instrument [Line Items]
Percentage of vessels to be built financed		80.00%